UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  415-874-4803

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $       98,920
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
AMERISOURCEBERGEN CORP     COM            03073E105    1,915    56,124 SH       SOLE                   0      0    56,124
ALIMERA SCIENCES INC       COM            016259103    2,993   288,313 SH       SOLE                   0      0   288,313
ARTHROCARE CORP            COM            043136100    9,004   289,891 SH       SOLE                   0      0   289,891
ARYX THERAPEUTICS INC      COM            043387109       73   270,595 SH       SOLE                   0      0   270,595
BIOSPECIFICS TECHNOLOGIES  COM            090931106    7,646   298,687 SH       SOLE                   0      0   298,687
CERUS CORP                 COM            157085101    2,268   922,128 SH       SOLE                   0      0   922,128
CIGNA CORP                 COM            125509109    2,942    80,261 SH       SOLE                   0      0    80,261
CURIS INC                  COM            231269101    1,288   650,398 SH       SOLE                   0      0   650,398
DENDREON CORP              COM            24823Q107    5,645   161,665 SH       SOLE                   0      0   161,665
DUSA PHARMACEUTICALS INC   COM            266898105    1,260   514,242 SH       SOLE                   0      0   514,242
EXPRESS SCRIPTS INC        COM            302182100    6,677   123,537 SH       SOLE                   0      0   123,537
INTERMUNE INC              COM            45884X103    4,865   133,656 SH       SOLE                   0      0   133,656
MCKESSON CORP              COM            58155Q103    8,709   123,739 SH       SOLE                   0      0   123,739
MEDCO HEALTH SOLUTIONS INC COM            58405U102    7,445   121,515 SH       SOLE                   0      0   121,515
NPS PHARMACEUTICALS INC    COM            62936P103    2,090   264,589 SH       SOLE                   0      0   264,589
ONCOTHYREON INC            COM            682324108    2,374   728,103 SH       SOLE                   0      0   728,103
PFIZER INC                 COM            717081103    5,618   320,851 SH       SOLE                   0      0   320,851
ARDEA BIOSCIENCES INC      COM            03969P107    6,010   231,144 SH       SOLE                   0      0   231,144
RAPTOR PHARMACEUTICAL CORP COM            75382F106    5,100 1,401,223 SH       SOLE                   0      0 1,401,223
SHANGPHARMA CORP           SPONSORED ADR  81943P104    1,108    96,336 SH       SOLE                   0      0    96,336
TRIUS THERAPEUTICS INC     COM            89685K100    1,189   320,488 SH       SOLE                   0      0   320,488
UROPLASTY INC              COM NEW        917277204    2,625   651,349 SH       SOLE                   0      0   651,349
WORLD HEART CORP           COM NO PAR     980905400    1,795   798,006 SH       SOLE                   0      0   798,006
WELLPOINT INC              COM            94973V107    3,350    58,915 SH       SOLE                   0      0    58,915
YM BIOSCIENCES INC         COM            984238105    1,795   770,338 SH       SOLE                   0      0   770,338
INTERMUNE INC              CALL           45884X903    3,136     1,782     CALL SOLE                   0      0         -


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